Employee Benefit Plan, Legal Actions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Contingency [Line Items]
EBP, Legal actions [Text Block]	Legal Actions
The following class actions lawsuits have been brought on behalf of Plan participants and beneficiaries:
a)On September 26, 2022, Plan participants filed a putative class action against the Company and others (Randall v. GreatBanc Trust Company, et. al., Case No. 22-cv-02354 (D. Minn.)). The lawsuit alleges that the defendants are fiduciaries and that they breached their fiduciary duties under the ERISA and violated other provisions of ERISA in connection with certain employee stock ownership plan loan transactions.
On December 16, 2022, defendants filed a motion to dismiss the complaint. On January 6, 2023, plaintiffs filed an amended complaint and sought certain jurisdictional discovery. On March 28, 2023, the court granted plaintiffs’ motion seeking certain jurisdictional discovery.
On July 25, 2023, defendants filed a motion to dismiss plaintiffs’ first amended complaint. On February 13, 2024, the court denied defendants’ motion to dismiss. Defendants filed answers on March 11, 2024. Fact discovery has been completed, and the parties filed cross-motions for summary judgment.
The parties agreed to a class action settlement of $84 million. On December 8, 2025, the court granted plaintiffs’ motion for preliminary approval of the class action settlement. On April 20, 2026, the court granted final approval of the settlement.
b)On June 11, 2024, a former Wells Fargo employee filed a putative class action in the United States District Court for the Northern District of California against Wells Fargo, the Human Resources Committee of the Board of Directors, the Employee Benefits Review Committee, and other unnamed defendants (Matula v. Wells Fargo & Co., et al., Case 3:24-cv-03504-LB (N.D. Ca.)). The complaint alleges that defendants breached their fiduciary duties by using forfeited 401(k) Plan assets to reduce the Company’s employer contributions instead of distributing the assets to participants or using the assets to reduce Plan administrative expenses.
On September 18, 2024, the court granted the parties’ stipulation to transfer the action to the District of Minnesota. Defendants’ motion to dismiss was filed on October 18, 2024. The court held a hearing on defendants’ motion to dismiss on May 6, 2025.
On June 18, 2025, the court granted defendants’ motion to dismiss. On July 17, 2025, plaintiff appealed, and the Eighth Circuit held oral argument on the appeal on March 18, 2026. On May 12, 2026, the Eighth Circuit affirmed the dismissal of the action.